Accruals and Other Current Liabilities	12 Months Ended
Mar. 31, 2026
Accruals and Other Current Liabilities [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

14. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2026	2025
	$’000	$’000
Accrued payroll and welfare expenses	522	10
Accrued professional fee	14	266
Accrued advisory services fee	-	111
Accrued information technology expenses	1,356	101
Accrued interest expenses	-	5
Other accruals and payables	511	31
Total	2,403	524